Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Pensions and other post-employment benefits

28. Pensions and other post-employment benefits

	2018	2017	2016
Pension and other post-employment costs	£m	£m	£m
UK pension schemes	246	198	205
US pension schemes	100	113	106
Other overseas pension schemes	190	218	140
Unfunded post-retirement healthcare schemes	50	87	90

	586	616	541

Analysed as:
Funded defined benefit/hybrid pension schemes	369	335	304
Unfunded defined benefit pension schemes	43	55	43
Unfunded post-retirement healthcare schemes	50	87	90

Defined benefit schemes	462	477	437
Defined contribution pension schemes	124	139	104

	586	616	541

The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:

	2018	2017	2016
	£m	£m	£m
Cost of sales	160	162	135
Selling, general and administration	228	238	221
Research and development	74	77	81

	462	477	437

GSK entities operate pension arrangements which cover the Group’s material obligations to provide pensions to retired employees. These arrangements have been developed in accordance with local practices in the countries concerned. Pension benefits can be provided by state schemes; by defined contribution schemes, whereby retirement benefits are determined by the value of funds arising from contributions paid in respect of each employee; or by defined benefit schemes, whereby retirement benefits are based on employee pensionable remuneration and length of service.

Pension costs of defined benefit schemes for accounting purposes have been calculated using the projected unit method. In certain countries pension benefits are provided on an unfunded basis, some administered by trustee companies. Formal, independent, actuarial valuations of the Group’s main plans are undertaken regularly, normally at least every three years.

Actuarial movements in the year are recognised through the statement of comprehensive income. Discount rates are derived from AA rated corporate bond yields except in countries where there is no deep market in corporate bonds where government bond yields are used. Discount rates are selected to reflect the term of the expected benefit payments. Projected inflation rate and pension increases are long-term predictions based on the yield gap between long-term index-linked and fixed interest Gilts. In the UK, mortality rates are determined by adjusting the SAPS S2 standard mortality tables to reflect recent scheme experience. These rates are then projected to reflect improvements in life expectancy in line with the CMI 2017 projections with a long-term rate of improvement of 1.25% per year for both males and females. In the US, mortality rates are calculated using the RP2014 white collar table adjusted to reflect recent experience. These rates are projected using MP-2017 to allow for future improvements in life expectancy.

The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2038 for an individual then at the age of 60 is as follows:

	UK		US
	Male Years	Female Years	Male Years	Female Years
Current	27.5	29.1	27.0	28.7
Projected for 2038	29.0	30.6	28.7	30.3

The assets of funded schemes are generally held in separately administered trusts, either as specific assets or as a proportion of a general fund, or are insurance contracts. Assets are invested in different classes in order to maintain a balance between risk and return. Investments are diversified to limit the financial effect of the failure of any individual investment. The physical asset allocation strategy for three of the four UK plans remains unchanged, with 55% in return-seeking assets and 45% in liability-matching assets. The remaining plan has materially de-risked given its relative higher maturity as well as improved funding position. The asset allocation of the US plans is currently set at 55% return-seeking assets and 45% liability-matching assets.

The pension plans are exposed to risk that arises because the estimated market value of the plans’ assets might decline, the investment returns might reduce, or the estimated value of the plans’ liabilities might increase.

In line with the agreed mix of return-seeking assets to generate future returns and liability-matching assets to better match future pension obligations, the Group has defined an overall long-term investment strategy for the plans, with investments across a broad range of assets. The main market risks within the asset and hedging portfolio are against credit risk, interest rates, long-term inflation, equities, property, currency and bank counterparty risk.

The plan liabilities are a series of future cash flows with relatively long duration. On an IAS 19 basis, these cash flows are sensitive to changes in the expected long-term inflation rate and the discount rate (AA corporate bond yield curve) where an increase in long-term inflation corresponds with an increase in the liabilities, and an increase in the discount rate corresponds with a decrease in the liabilities.

The interest rate risk and credit rate risk in the US are partially hedged. The targets are based on an accounting measure of the plan liabilities.

For the UK plans, there is an interest rate and inflation hedging strategy in place. The targets are based on an economic measure of the plan liabilities. Furthermore, the plans also currently hedge a portion of their equity exposure with a staggered maturity profile.

In the UK, the defined benefit pension schemes operated for the benefit of former Glaxo Wellcome employees and former SmithKline Beecham employees remain separate. These schemes were closed to new entrants in 2001 and subsequent UK employees are entitled to join a defined contribution scheme. In addition, the Group operates a number of post-retirement healthcare schemes, the principal one of which is in the US.

The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

	UK			US			Rest of World
	2018 % pa	2017 % pa	2016 % pa	2018 % pa	2017 % pa	2016 % pa	2018 % pa	2017 % pa	2016 % pa
Rate of increase of future earnings	2.00	2.00	2.00	4.00	4.00	4.00	2.70	2.80	2.70
Discount rate	2.90	2.50	2.70	4.20	3.60	3.90	1.80	1.60	1.60
Expected pension increases	3.20	3.20	3.20	n/a	n/a	n/a	2.10	2.20	2.10
Cash balance credit/conversion rate	n/a	n/a	n/a	3.20	2.90	3.20	0.40	0.30	0.30
Inflation rate	3.20	3.20	3.20	2.25	2.25	2.25	1.50	1.70	1.50

Sensitivity analysis detailing the effect of changes in assumptions is provided on page 182. The analysis provided reflects the assumption changes which have the most material impact on the results of the Group.

The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December 2018 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

	Pensions				Post-retirement benefits
2018	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	75	72	134	281	29
Past service cost/(credit)	93	1	0	94	(27)
Net interest (income)/cost	(3)	20	19	36	49
Gains from settlements	0	0	(14)	(14)	(1)
Expenses	8	7	0	15	0

	173	100	139	412	50

Remeasurement gains/(losses) recorded in the statement of comprehensive income	495	(108)	196	583	145

	Pensions				Post-retirement benefits
2017	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	79	70	131	280	30
Past service cost/(credit)	37	—	—	37	(2)
Net interest cost	7	31	16	54	59
Expenses	7	12	—	19	—

	130	113	147	390	87

Remeasurement gains/(losses) recorded in the statement of comprehensive income	259	240	(14)	485	64

	Pensions				Post-retirement benefits
2016	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	70	66	110	246	31
Past service cost	52	1	1	54	3
Net interest cost	9	27	20	56	56
Gains from settlements	—	—	(28)	(28)	—
Expenses	7	12	—	19	—

	138	106	103	347	90

Remeasurement losses recorded in the statement of comprehensive income	(165)	(27)	(224)	(416)	(59)

The amounts included within past service costs in the UK include a charge of £40 million in relation to the estimated impact of GMP equalisation and £43 million (2017 – £37 million; 2016 – £52 million) of augmentation costs of which £21 million is arising from major restructuring programmes (see Note 29, ‘Other provisions’).

A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2018	2017	2016
	£m	£m	£m
Recognised in Other non-current assets:
Pension schemes in surplus	760	538	313

Recognised in Assets held for sale:
Post-retirement benefits	(9)	—	—

Recognised in Pensions and other post-employment benefits:
Pension schemes in deficit	(1,755)	(2,043)	(2,397)
Post-retirement benefits	(1,370)	(1,496)	(1,693)

	(3,125)	(3,539)	(4,090)

In the event of a plan wind-up, GSK believes the UK pension scheme rules provide the company with the right to a refund of surplus assets following the full settlement of plan liabilities. As a result, the net surplus in the UK defined benefit pension schemes is recognised in full.

The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

		UK	US	Rest of World	Group
At 31 December 2018		£m	£m	£m	£m
Equities:	– listed	3,257	1,280	518	5,055
	– unlisted	0	0	7	7
Multi-asset funds		2,997	0	0	2,997
Property:	– listed	0	0	33	33
	– unlisted	423	231	4	658
Corporate bonds:	– listed	404	783	111	1,298
	– unlisted	306	0	25	331
Government bonds:	– listed	3,835	286	795	4,916
Insurance contracts		770	0	831	1,601
Other assets		589	228	66	883

Fair value of assets		12,581	2,808	2,390	17,779
Present value of scheme obligations		(12,087)	(3,474)	(3,213)	(18,774)

Net surplus/(obligation)		494	(666)	(823)	(995)

Included in Other non-current assets		711	0	49	760
Included in Pensions and other post-employment benefits		(217)	(666)	(872)	(1,755)

		494	(666)	(823)	(995)

Actual return on plan assets		(88)	(123)	55	(156)

The multi-asset funds comprise investments in pooled investment vehicles that are invested across a range of asset classes, increasing diversification within the growth portfolio. The ‘Other assets’ category comprises cash and mark to market values of derivative positions.

In previous years, index-linked gilts held as part of a UK repo programme were included in government bonds. The related loan was included within ‘Other assets’ at a value of £(773) million at 31 December 2017 (2016 – £(1,686) million). This programme was cancelled during 2018.

At 31 December 2017		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	4,902	1,448	544	6,894
	– unlisted	—	—	13	13
Multi-asset funds		2,517	—	—	2,517
Property:	– unlisted	352	209	32	593
Corporate bonds:	– listed	297	820	103	1,220
	– unlisted	326	—	20	346
Government bonds:	– listed	5,127	239	762	6,128
Insurance contracts		849	—	707	1,556
Other assets		(1,216)	158	71	(987)

Fair value of assets		13,154	2,874	2,252	18,280
Present value of scheme obligations		(13,101)	(3,445)	(3,239)	(19,785)

Net surplus/(obligation)		53	(571)	(987)	(1,505)

Included in Other non-current assets		470	—	68	538
Included in Pensions and other post-employment benefits		(417)	(571)	(1,055)	(2,043)

		53	(571)	(987)	(1,505)

Actual return on plan assets		893	394	82	1,369

At 31 December 2016		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	5,357	1,358	486	7,201
	– unlisted	—	—	14	14
Multi-asset funds		1,545	—	—	1,545
Property:	– unlisted	314	216	28	558
Corporate bonds:	– listed	292	213	96	601
	– unlisted	321	—	24	345
Government bonds:	– listed	6,165	815	739	7,719
Insurance contracts		856	—	637	1,493
Other assets		(2,267)	288	73	(1,906)

Fair value of assets		12,583	2,890	2,097	17,570
Present value of scheme obligations		(12,884)	(3,752)	(3,018)	(19,654)

Net obligation		(301)	(862)	(921)	(2,084)

Included in Other non-current assets		276	—	37	313
Included in Pensions and other post-employment benefits		(577)	(862)	(958)	(2,397)

		(301)	(862)	(921)	(2,084)

Actual return on plan assets		2,473	153	99	2,725

					Post-retirement
	Pensions				benefits
	UK	US	Rest of World	Group	Group
Movements in fair values of assets	£m	£m	£m	£m	£m
Assets at 1 January 2016	10,284	2,501	1,750	14,535	—
Exchange adjustments	—	459	305	764	—
Interest income	385	108	37	530	—
Expenses	(7)	(12)	—	(19)	—
Settlements and curtailments	—	—	(110)	(110)	—
Remeasurement	2,088	45	62	2,195	—
Employer contributions	319	31	131	481	91
Scheme participants’ contributions	4	—	14	18	17
Benefits paid	(490)	(242)	(92)	(824)	(108)

Assets at 31 December 2016	12,583	2,890	2,097	17,570	—
Exchange adjustments	—	(244)	24	(220)	—
Interest income	333	104	33	470	—
Expenses	(7)	(12)	—	(19)	—
Settlements and curtailments	—	—	(4)	(4)	—
Remeasurement	560	290	49	899	—
Employer contributions	225	103	116	444	101
Scheme participants’ contributions	4	—	17	21	17
Benefits paid	(544)	(257)	(80)	(881)	(118)

Assets at 31 December 2017	13,154	2,874	2,252	18,280	0
Exchange adjustments	0	171	53	224	0
Interest income	323	102	29	454	0
Expenses	(8)	(7)	0	(15)	0
Settlements and curtailments	0	0	(14)	(14)	0
Remeasurement	(411)	(225)	26	(610)	0
Employer contributions	119	150	117	386	93
Scheme participants’ contributions	4	0	16	20	16
Benefits paid	(600)	(257)	(89)	(946)	(109)

Assets at 31 December 2018	12,581	2,808	2,390	17,779	0

During 2018, the Group made no special funding contributions to the UK pension schemes (2017 – £136 million; 2016 – £191 million) but £125 million (2017 – £78 million; 2016 – £nil) to the US scheme. In 2018, GSK reached a revised agreement with the trustees of the UK pension schemes to make additional contributions to eliminate the pension deficits identified within the schemes at the 31 December 2017 actuarial funding valuation. Based on these funding agreements, the additional contributions to eliminate the pension deficit are expected to be £75 million in 2019. Further payments have been agreed for the years 2020 to 2022 and these are included within Note 41, ‘Commitments’ on page 197. This funding commitment supersedes the previous agreement made in 2016. The contributions were based on a government bond yield curve approach to selecting the discount rate; the rate chosen included an allowance for expected investment returns which reflected the asset mix of the schemes.

Employer contributions for 2019, including special funding contributions, are estimated to be approximately £420 million in respect of defined benefit pension schemes and £100 million in respect of post-retirement benefits.

					Post-retirement
	Pensions				benefits
	UK	US	Rest of World	Group	Group
Movements in defined benefit obligations	£m	£m	£m	£m	£m
Obligations at 1 January 2016	(10,601)	(3,134)	(2,384)	(16,119)	(1,387)
Exchange adjustments	—	(586)	(396)	(982)	(248)
Service cost	(70)	(66)	(110)	(246)	(31)
Past service cost	(52)	(1)	(1)	(54)	(3)
Interest cost	(394)	(135)	(57)	(586)	(56)
Settlements and curtailments	—	—	138	138	—
Remeasurement	(2,253)	(72)	(286)	(2,611)	(59)
Scheme participants’ contributions	(4)	—	(14)	(18)	(17)
Benefits paid	490	242	92	824	108

Obligations at 31 December 2016	(12,884)	(3,752)	(3,018)	(19,654)	(1,693)
Exchange adjustments	—	305	(45)	260	119
Service cost	(79)	(70)	(131)	(280)	(30)
Past service cost/(credit)	(37)	—	—	(37)	2
Interest cost	(340)	(135)	(49)	(524)	(59)
Settlements and curtailments	—	—	4	4	—
Remeasurement	(301)	(50)	(63)	(414)	64
Scheme participants’ contributions	(4)	—	(17)	(21)	(17)
Benefits paid	544	257	80	881	118

Obligations at 31 December 2017	(13,101)	(3,445)	(3,239)	(19,785)	(1,496)
Exchange adjustments	0	(208)	(63)	(271)	(71)
Service cost	(75)	(72)	(134)	(281)	(29)
Past service cost	(93)	(1)	0	(94)	27
Interest cost	(320)	(122)	(48)	(490)	(49)
Settlements and curtailments	0	0	28	28	1
Remeasurement	906	117	170	1,193	145
Scheme participants’ contributions	(4)	0	(16)	(20)	(16)
Benefits paid	600	257	89	946	109

Obligations at 31 December 2018	(12,087)	(3,474)	(3,213)	(18,774)	(1,379)

The defined benefit pension obligation is analysed as follows:

	2018	2017	2016
	£m	£m	£m
Funded	(18,025)	(19,052)	(18,974)
Unfunded	(749)	(733)	(680)

	(18,774)	(19,785)	(19,654)

The liability for the US post-retirement healthcare scheme has been assessed using the same assumptions as for the US pension scheme, together with the assumption for future medical inflation of 6.50% (2017 – 6.75%), grading down to 5.0% in 2025 and thereafter. At 31 December 2018, the US post-retirement healthcare scheme obligation was £1,179 million (2017 – £1,254 million; 2016 – £1,463 million). Post-retirement benefits are unfunded.

The movement in the net defined benefit liability is as follows:

	2018	2017	2016
	£m	£m	£m
At 1 January	(1,505)	(2,084)	(1,584)
Exchange adjustments	(47)	40	(218)
Service cost	(281)	(280)	(246)
Past service cost	(94)	(37)	(54)
Interest cost	(36)	(54)	(56)
Settlements and curtailments	14	—	28
Remeasurements:
Return on plan assets, excluding amounts included in interest	(610)	899	2,195
Gain from change in demographic assumptions	131	209	85
Gain/(loss) from change in financial assumptions	1,149	(555)	(2,770)
Experience (losses)/gains	(87)	(68)	74
Employer contributions	386	444	481
Expenses	(15)	(19)	(19)

At 31 December	(995)	(1,505)	(2,084)

The remeasurements included within post-retirement benefits are detailed below:

	2018	2017	2016
	£m	£m	£m
Gain from change in demographic assumptions	6	47	—
Gain/(loss) from change in financial assumptions	100	(1)	(81)
Experience gains	39	18	22

	145	64	(59)

The defined benefit pension obligation analysed by membership category is as follows:

	2018 £m	2017 £m	2016 £m
Active	4,427	4,611	4,576
Retired	9,542	9,805	9,574
Deferred	4,805	5,369	5,504

	18,774	19,785	19,654

The post-retirement benefit obligation analysed by membership category is as follows:

	2018	2017	2016
	£m	£m	£m
Active	499	514	594
Retired	879	981	1,099
Deferred	1	1	—

	1,379	1,496	1,693

The weighted average duration of the defined benefit obligation is as follows:

	2018 years	2017 years	2016 years
Pension benefits	15	16	16

Post-retirement benefits	11	11	12

Sensitivity analysis

The effect of changes in assumptions used on the benefit obligations and on the 2019 annual defined benefit pension and post-retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

£m
A 0.25% decrease in discount rate would have the following approximate effect:

Increase in annual pension cost	28
Decrease in annual post-retirement benefits cost	(1)
Increase in pension obligation	707
Increase in post-retirement benefits obligation	34

A one-year increase in life expectancy would have the following approximate effect:

Increase in annual pension cost	21
Increase in annual post-retirement benefits cost	2
Increase in pension obligation	592
Increase in post-retirement benefits obligation	33

A 1% increase in the rate of future healthcare inflation would have the following approximate effect:

Increase in annual post-retirement benefits cost	1
Increase in post-retirement benefits obligation	38

A 0.25% increase in inflation would have the following approximate effect:

Increase in annual pension cost	18
Increase in pension obligation	447